Nov. 01, 2021
TRANSAMERICA SERIES TRUST
Transamerica Legg Mason Dynamic Allocation – Balanced VP
Transamerica Legg Mason Dynamic Allocation – Growth VP
Transamerica QS Investors Active Asset Allocation – Conservative VP
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Transamerica QS Investors Active Asset Allocation – Moderate VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
Effective on or about November 1, 2021, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory
agreement with QS Investors, LLC (“QS Investors”) with respect to Transamerica Legg Mason Dynamic Allocation – Balanced VP, Transamerica Legg Mason Dynamic Allocation – Growth VP, Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, and Transamerica QS Investors Active Asset Allocation – Moderate VP (each, a “portfolio; together, the “portfolios”) and will enter into a new investment sub-advisory
agreement with BlackRock Investment Management, LLC (“BlackRock”) with respect to the portfolios. An information statement will be made available to investors which will provide certain information about the new sub-adviser
and the terms of the new
sub-advisory
agreement.
In connection with the change in
sub-adviser
from QS Investors to BlackRock: (i) each portfolio will be renamed; (ii) each portfolio’s principal investment strategies and principal risks will be revised; (iii) each portfolio will have revised management and sub-advisory
fee schedules, (iv) each portfolio will have lower expense caps; and (v) each portfolio will change its blended benchmark. These changes, which will be effective on or about November 1, 2021, are described below.
TAM will continue to serve as each portfolio’s investment manager.
Effective on or about November 1, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the portfolios.
Transamerica Legg Mason Dynamic Allocation – Balanced VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees 1	0.49%	0.49%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses 2	0.03%	0.03%
Acquired fund fees and expenses 3,4	0.15%	0.15%
Total annual fund operating expenses	0.67%	0.92%
Fee waiver and/or expense reimbursement 5	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.62%	0.87%

1	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
2	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
3
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

4	Acquired fund fees and expenses have been restated for the current fiscal year.
5
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fee an amount equal to the sub-advisory
fee waiver by the portfolio’s
sub-adviser.
Contractual arrangements have also been made with TAM, through May 1, 2023 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.55% for Initial Class shares and 0.80% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2023 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example:
This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$63	$209	$368	$830
Service Class	$89	$288	$504	$1,127
Transamerica Legg Mason Dynamic Allocation – Growth VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees 1	0.50%	0.50%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses 2	0.03%	0.03%
Acquired fund fees and expenses 3,4	0.16%	0.16%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement 5	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%

1	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
2	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
3
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

4	Acquired fund fees and expenses have been restated for the current fiscal year.
5
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fee an amount equal to the sub-advisory
fee waiver by the portfolio’s
sub-adviser.
Contractual arrangements have also been made with TAM, through May 1, 2023 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.55% for Initial Class shares and 0.80% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2023 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example:
This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes
that
you invest $10,000 in
t
he portfolio for the time periods indicated and then redeem all shares
at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would
be:

	1 year	3 years	5 years	10 years
Initial Class	$65	$216	$379	$854
Service Class	$91	$295	$515	$1,150
Transamerica QS Investors Active Asset Allocation – Conservative VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees 1	0.50%	0.50%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses 2,3	0.12%	0.12%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement 4	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%

1	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
2
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

3	Acquired fund fees and expenses have been restated for the current fiscal year.
4
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fee an amount equal to the sub-advisory
fee waiver by the portfolio’s
sub-adviser.
Contractual arrangements have also been made with TAM, through May 1, 2023 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.55% for Initial Class shares and 0.80% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2023 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example:
This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$61	$203	$357	$806
Service Class	$87	$282	$494	$1,103
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees 1	0.50%	0.50%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses 2,3	0.16%	0.16%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement 4	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%

1	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
2
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

3	Acquired fund fees and expenses have been restated for the current fiscal year.
4
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fee an amount equal to the sub-advisory
fee waiver by the portfolio’s
sub-adviser.
Contractual arrangements have also been made with TAM, through May 1, 2023 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.55% for Initial Class shares and 0.80% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2023 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example:
This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$65	$216	$379	$854
Service Class	$91	$295	$515	$1,150
Transamerica QS Investors Active Asset Allocation – Moderate VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees 1	0.49%	0.49%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses 2,3	0.14%	0.14%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement 4	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%

1	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
2
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

3	Acquired fund fees and expenses have been restated for the current fiscal year.
4
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fee an amount equal to the sub-advisory
fee waiver by the portfolio’s
sub-adviser.
Contractual arrangements have also been made with TAM, through May 1, 2023 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.55% for Initial Class shares and 0.80% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2023 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example:
This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$61	$203	$357	$806
Service Class	$87	$282	$494	$1,103
Transamerica Legg Mason Dynamic Allocation – Balanced VP
Transamerica Legg Mason Dynamic Allocation – Balanced VP will be renamed Transamerica BlackRock iShares Dynamic Allocation – Balanced VP and the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:
PRINCIPAL INVESTMENT STRATEGIES:
The portfolio’s principal investment strategies will be as follows:
Under normal circumstances, the portfolio’s
sub-adviser,
BlackRock Investment Management, LLC (the
“sub-adviser”),
seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 50% in equity ETFs and approximately 50% in fixed income ETFs that are not money market funds (“fixed income ETFs”). The portfolio’s sub-adviser
may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser
may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors. The portfolio’s equity exposure will generally range from 2.5% to 50% of its net assets under periods of normal market conditions.
The
sub-adviser
will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser
will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser
will apply a volatility control framework that may cause the sub-adviser
to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. The sub-adviser
expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity indexes. The underlying fixed income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed income indexes, as well as high yield and floating rate bond indexes.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, money market funds and cash).
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
Transamerica Legg Mason Dynamic Allocation – Growth VP
Transamerica Legg Mason Dynamic Allocation – Growth VP will be renamed Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP and the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:
PRINCIPAL INVESTMENT STRATEGIES:
The portfolio’s principal investment strategies will be as follows:
Under normal circumstances, the portfolio’s
sub-adviser,
BlackRock Investment Management, LLC (the
“sub-adviser”),
seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 70% in equity ETFs and approximately 30% in fixed income ETFs that are not money market funds (“fixed income ETFs”). The portfolio’s sub-adviser
may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser
may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors. The portfolio’s equity exposure will generally range from 3.5% to 70% of its net assets under periods of normal market conditions.
The
sub-adviser
will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser
will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser
will apply a volatility control framework that may cause the sub-adviser
to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. The sub-adviser
expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity indexes. The underlying fixed income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed income indexes, as well as high yield and floating rate bond indexes.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, money market funds and cash).
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
Transamerica QS Investors Active Asset Allocation – Conservative VP
Transamerica QS Investors Active Asset Allocation – Conservative VP will be renamed Transamerica BlackRock iShares Active Asset Allocation – Conservative VP and the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:
PRINCIPAL INVESTMENT STRATEGIES:
The portfolio’s principal investment strategies will be as follows:
Under normal circumstances, the portfolio’s
sub-adviser,
BlackRock Investment Management, LLC (the
“sub-adviser”),
seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 35% in equity ETFs and approximately 65% in fixed income ETFs that are not money market funds (“fixed income ETFs”). The portfolio’s sub-adviser
may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser
may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors.
The portfolio’s equity exposure will generally range from 20% to 50% of its net assets under periods of normal market conditions.
The
sub-adviser
will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser
will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser
will apply a volatility control framework that may cause the sub-adviser
to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. The sub-adviser
expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity indexes. The underlying fixed income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed income indexes, as well as high yield and floating rate bond indexes.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, money market funds and cash).
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP will be renamed Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP and the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:
PRINCIPAL INVESTMENT STRATEGIES:
The portfolio’s principal investment strategies will be as follows:
Under normal circumstances, the portfolio’s
sub-adviser,
BlackRock Investment Management, LLC (the
“sub-adviser”),
seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 70% in equity ETFs and approximately 30% in fixed income ETFs that are not money market funds (“fixed income ETFs”). The portfolio’s sub-adviser
may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser
may also allow the relative
weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors. The portfolio’s equity exposure will generally range from 30% to 95% of its net assets under periods of normal market conditions.
The
sub-adviser
will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser
will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser
will apply a volatility control framework that may cause the sub-adviser
to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. The sub-adviser
expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity indexes. The underlying fixed income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed income indexes, as well as high yield and floating rate bond indexes.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, money market funds and cash).
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
Transamerica QS Investors Active Asset Allocation – Moderate VP
Transamerica QS Investors Active Asset Allocation – Moderate VP will be renamed Transamerica BlackRock iShares Active Asset Allocation – Moderate VP and the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:
PRINCIPAL INVESTMENT STRATEGIES:
The portfolio’s principal investment strategies will be as follows:
Under normal circumstances, the portfolio’s
sub-adviser,
BlackRock Investment Management, LLC (the
“sub-adviser”),
seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 50% in equity ETFs and approximately 50% in fixed income ETFs that are not money market funds (“fixed income ETFs”). The portfolio’s sub-adviser
may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser
may also allow the relative weighting of the portfolio’s investments within
asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors. The portfolio’s equity exposure will generally range from 25% to 70% of its net assets under periods of normal market conditions.
The
sub-adviser
will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser
will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser
will apply a volatility control framework that may cause the sub-adviser
to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. The sub-adviser
expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity indexes. The underlying fixed income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed income indexes, as well as high yield and floating rate bond indexes.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, money market funds and cash).
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
Transamerica Legg Mason Dynamic Allocation – Balanced VP
Transamerica Legg Mason Dynamic Allocation – Growth VP
The “Dynamic Risk Management” and “Event Risk Management” risks are deleted
from the “Principal Risks” section of the Prospectus and Summary Prospectuses relating to each of the above portfolios.
Transamerica QS Investors Active Asset Allocation – Conservative VP
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Transamerica QS Investors Active Asset Allocation – Moderate VP
The “Dynamic Risk Management” risk is deleted from the “Principal Risks” section of the Prospectus and Summary Prospectuses relating to each of the above portfolios.